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[ABN-AMRO Asset Management Logo]


                                 ABN AMRO FUNDS

                          ABN AMRO MUNICIPAL BOND FUND

                                 CLASS N SHARES

                          SUPPLEMENT DATED JULY 6, 2006
         TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2006

THIS PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

         The following information replaces the information about the portfolio manager of ABN AMRO MUNICIPAL BOND FUND (the "Fund") found on page 60:

         The table below shows, for the portfolio manager of the Fund, the number of other registered investment companies, pooled investment vehicles and other accounts managed and the total assets in the accounts as of May 31, 2006.

                                                                                             Assets Managed
                                                                        Number of Accounts    with Advisory
                                          Number of     Total Assets       Managed with       Fee Based on
                                           Accounts       Managed       Advisory Fee Based     Performance
                                           Managed     (in millions)      on Performance      (in millions)
         Steven L. Haldi
         ---------------
Registered Investment Companies:              2             $600                0                  N/A
Other Pooled Investment Vehicles:             1             $200                0                  N/A
Other Accounts:                               1             $37                 0                  N/A

         Compensation. Compensation for the portfolio manager includes an annual fixed base salary, plus incentive compensation up to a pre-determined percentage rate of the fixed salary of the portfolio manager. Incentive compensation is partially based on the performance of managed accounts other than the Fund. Compensation is not based on the value of assets held in the Fund's portfolio.

         Material Conflicts of Interest. The portfolio manager for the Fund above manages multiple accounts, including his respective Fund. The portfolio manager makes decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the portfolio manager believes are applicable to that account. Consequently, the portfolio manager may purchase securities for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. The portfolio manager may place transactions on behalf of other accounts that are contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely affect the price paid or received by the Fund or the size of the security position

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obtainable for the Fund. ABN AMRO Asset Management, Inc. has adopted policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients, although there is no assurance that such policies and procedures will adequately address such conflicts.

         Ownership of Securities. The table below shows the dollar range of equity securities in the Fund beneficially owned by the Fund's portfolio manager as of May 31, 2006.

                                                DOLLAR RANGE OF
              PORTFOLIO MANAGER              SECURITIES IN THE FUND
              -----------------              ----------------------
               Steven L. Haldi                        $0




    INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

         For more information, please call ABN AMRO Funds: 800 992-8151 or visit our Web site at www.abnamrofunds.com


                                                              ABN SAI supp mb706